Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net (loss) income in the year before tax	$ (75,441)	$ 112,351
Tax rate	27.00%	27.00%
Income tax (recovery) expense at statutory rate	$ (20,369)	$ 30,335
Difference in tax rate of foreign jurisdictions	6,964	(11,318)
Non-taxable items	(1,601)	(10,740)
Change in temporary differences not previously recognized	(4,667)	2,153
Change in tax law	2,999	0
Withholding taxes and other	9,023	7,617
Income tax expense	$ (7,651)	$ 18,047